Income taxes	6 Months Ended
Sep. 30, 2018
Income taxes

11. Income taxes

The following table presents the components of Income tax expense for the six months ended September 30, 2017 and 2018:

	Six months ended September 30,
	2017	2018
	(in millions of yen)
Current tax expense	99,238	114,666
Deferred tax expense (benefit)	20,095	(28,961)

Total income tax expense	119,333	85,705

The preceding table does not reflect the tax effects of items recorded directly in Equity for the six months ended September 30, 2017 and 2018. The detailed amounts recorded directly in Equity are as follows:

	Six months ended September 30,
	2017	2018
	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	105,819	(11,292)
Less: reclassification adjustments	(35,053)	(383)

Total	70,766	(11,675)

Pension liability adjustments:
Unrealized gains (losses)	11	(97)
Less: reclassification adjustments	96	(1,184)

Total	107	(1,281)

Own credit risk adjustments (Note):
Unrealized gains (losses)	—	967
Less: reclassification adjustments	—	(9)

Total	—	958

Total tax effect before allocation to noncontrolling interests	70,873	(11,998)

Note:

The MHFG Group adopted ASU No.2016-01 on April 1, 2018. The ASU requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. See Note 2 “Recently issued accounting pronouncements” for further details.

The statutory tax rates were 30.86% and 30.62% as of September 30, 2017 and 2018, respectively. The effective tax rates, 23.27% and 20.52% for the six months ended September 30, 2017 and 2018, respectively, differed from the statutory tax rates. The difference of the tax rates for the six months ended September 30, 2017 consisted of number of tax beneficial items including a decrease in valuation allowance related to the MHFG’s foreign subsidiaries in the United States and a change in deferred tax liabilities related to undistributed earnings of certain domestic subsidiaries. The difference of the tax rates for the six months ended September 30, 2018 consisted of number of tax beneficial items including a decrease in deferred tax liabilities related to undistributed earnings of certain foreign subsidiaries.

At September 30, 2018, the MHFG Group had net operating loss carryforwards totaling ¥720 billion.

The total amount of unrecognized tax benefits was ¥2,965 million at September 30, 2018, which would, if recognized, affect the Group’s effective tax rate. The Group classifies interest and penalties accrued relating to unrecognized tax benefits as Income tax expense.

A portion of unrecognized tax benefits at March 31, 2018 was resolved in the six months period ended September 30, 2018, of which the amount was immaterial. The amount of additional unrecognized tax benefits for the period related to the tax positions taken was also immaterial. The MHFG Group does not anticipate that increases or decreases of unrecognized tax benefits within the next twelve months would have a material effect on its consolidated results of operations or financial condition.